Accounts and transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Accounts and Transactions with Related Parties

	2022	2021
Account receivable -
Banco General, S.A.	$1,960	$1,589
Panama Air Cargo Terminal	208	217
Petróleos Delta, S.A.	—	26

	$2,168	$1,832

Account payable -
Petróleos Delta, S.A.	$—	$7,677
Assa Compañía de Seguros, S.A.	765	196
Desarrollos Inmobiliarios del Este, S.A.	51	37
Panama Air Cargo Terminal	141	11
Galindo, Arias & López	28	17
Motta Internacional, S.A.	14	7
Millicom Tigo Panamá, S.A.	—	3
GBM International, Inc.	5	—

	$1,004	$7,948

Summary of Related Party Transactions

Transactions with related parties for the year ended December 31 are as follows:

		Amount of transaction	Amount of transaction	Amount of transaction
Related party	Transaction	2022	2021	2020
Petróleos Delta, S.A.	Purchase of jet fuel	$—	$190,628	$102,702
ASSA Compañía de Seguros, S.A.	Insurance	10,157	9,713	7,147
Desarrollo Inmobiliario del Este, S.A.	Property leasing	2,989	3,384	3,301
Profuturo Administradora de Fondos de Pensión y Cesantía	Payments	3,911	2,565	2,839
Panama Air Cargo Terminal	Handling	4,116	3,193	2,037
Motta International	Purchase	812	108	550
Galindo, Arias & López	Legal services	530	170	236
GBM International, Inc.	Technological support	50	102	146
Global Brands, S.A.	Purchase	60	31	31
Televisora Nacional, S.A.	Communications	—	—	13
Banco General, S.A.	Interest income	$(829)	$(1,546)	$(2,657)

Summary of Key Management Personnel Compensation
Key management personnel compensation is as follows:

	2022	2021	2020
Short-term employee benefits	$2,901	$2,748	$3,177
Post-employment pension	56	53	61
Share-based payments	318	1,083	2,362

	$3,275	$3,884	$5,600